Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.7%)
Activision Blizzard, Inc.	196,273	8,936
Alphabet, Inc. - Class A *	16,284	19,164
Alphabet, Inc. - Class C *	48,135	56,477
T-Mobile US, Inc. *	236,799	16,363
Verizon Communications, Inc.	182,065	10,766

Total		111,706

Consumer Discretionary (15.4%)
Amazon.com, Inc. *	37,665	67,072
Chipotle Mexican Grill, Inc. *	24,227	17,209
GrubHub, Inc. *	60,232	4,184
McDonald’s Corp.	90,423	17,171
Netflix, Inc. *	56,252	20,057
O’Reilly Automotive, Inc. *	51,225	19,891
PVH Corp.	48,528	5,918
Wayfair, Inc. - Class A *	56,910	8,448

Total		159,950

Consumer Staples (5.6%)
Colgate-Palmolive Co.	117,134	8,028
Costco Wholesale Corp.	50,121	12,136
PepsiCo, Inc.	156,291	19,154
The Procter & Gamble Co.	81,133	8,442
Walmart, Inc.	104,691	10,211

Total		57,971

Energy (0.7%)
Marathon Petroleum Corp.	124,082	7,426

Total		7,426

Financials (2.8%)
Ameriprise Financial, Inc.	81,959	10,499
The Progressive Corp.	265,434	19,135

Total		29,634

Health Care (15.6%)
Align Technology, Inc. *	29,068	8,265
Anthem, Inc.	34,818	9,992
Becton Dickinson and Co.	28,989	7,239
BioMarin Pharmaceutical, Inc. *	81,331	7,225
Boston Scientific Corp. *	447,771	17,185
Danaher Corp.	92,101	12,159
Edwards Lifesciences Corp. *	49,194	9,412

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Eli Lilly & Co.	124,561	16,163
Illumina, Inc. *	26,039	8,090
Merck & Co., Inc.	125,202	10,413
Neurocrine Biosciences, Inc. *	59,626	5,253
Sage Therapeutics, Inc. *	40,916	6,508
Sarepta Therapeutics, Inc. *	52,084	6,208
UnitedHealth Group, Inc.	84,128	20,802
Varian Medical Systems, Inc. *	63,724	9,031
Vertex Pharmaceuticals, Inc. *	44,348	8,158

Total		162,103

Industrials (11.0%)
Cintas Corp.	54,215	10,957
CoStar Group, Inc. *	25,011	11,666
Fortive Corp.	220,574	18,504
Honeywell International, Inc.	134,479	21,371
Raytheon Co.	82,889	15,092
Union Pacific Corp.	129,101	21,586
United Technologies Corp.	114,862	14,805

Total		113,981

Information Technology (32.4%)
Apple, Inc.	235,443	44,722
Broadcom, Inc.	58,076	17,464
FleetCor Technologies, Inc. *	45,073	11,115
HubSpot, Inc. *	49,854	8,286
International Business Machines Corp.	146,025	20,604
Microchip Technology, Inc.	84,066	6,974
Microsoft Corp.	458,805	54,112
Palo Alto Networks, Inc. *	53,088	12,894
PayPal Holdings, Inc. *	195,488	20,300
QUALCOMM, Inc.	214,462	12,231
salesforce.com, Inc. *	121,697	19,273
ServiceNow, Inc. *	59,666	14,707
Splunk, Inc. *	71,579	8,919
SS&C Technologies Holdings, Inc.	183,943	11,715
Teradata Corp. *	181,281	7,913
Twilio, Inc. - Class A *	90,262	11,660
Visa, Inc. - Class A	217,952	34,042
Xilinx, Inc.	160,203	20,312

Total		337,243

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Materials (1.7%)
Linde PLC	101,495	17,856

Total		17,856

Utilities (1.0%)
NextEra Energy, Inc.	52,167	10,085

Total		10,085

Total Common Stocks (Cost: $752,239)		1,007,955

Short-Term Investments (3.1%)
Money Market Funds (3.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	32,257,070	32,257

Total		32,257

Total Short-Term Investments (Cost: $32,257)		32,257

Total Investments (100.0%) (Cost: $784,496)@		1,040,212

Other Assets, Less Liabilities (0.0%)		(348)

Net Assets (100.0%)		1,039,864

Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $784,496 and the net unrealized appreciation of investments based on that cost was $255,716 which is comprised of $271,702 aggregate gross unrealized appreciation and $15,986 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,007,955	$—	$—
Short-Term Investments	32,257	—	—

Total Assets:	$1,040,212	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand